Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	The Tocqueville Trust
Entity Central Index Key	0000801444
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
The Tocqueville Fund
Shareholder Report [Line Items]
Fund Name	The Tocqueville Fund
Class Name	The Tocqueville Fund
Trading Symbol	TOCQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Tocqueville Fund (the “Fund”) for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tocquevillefunds.com/document-library. You can also request this information by contacting us at 1-877-522-8860.
Additional Information Phone Number	1-877-522-8860
Additional Information Website	https://www.tocquevillefunds.com/document-library
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
The Tocqueville Fund	$64	1.20%
[1]
Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.20%
Net Assets	$ 600,374,231
Holdings Count | $ / shares	55
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$600,374,231
Number of Holdings	55
Portfolio Turnover	6%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top Holdings	(%)
Rocket Lab Corp.	6.8%
Alphabet, Inc. - Class A	6.4%
NVIDIA Corp.	5.0%
Applied Materials, Inc.	4.9%
Marvell Technology, Inc.	4.1%
Vertiv Holdings Co. - Class A	4.1%
Caterpillar, Inc.	3.7%
Newmont Mining Corp.	3.7%
Microsoft Corp.	3.4%
Amazon.com, Inc.	3.1%
Sector Breakdown* (% of net assets)
[2]
Updated Prospectus Web Address	https://www.tocquevillefunds.com/document-library

[1]
*	Annualized

[2]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.